Annual Total Returns - Extended Market Index Portfolio [BarChart] - 02.28 VIP Extended Market Index Portfolio_Initial, Service, Service 2 PRO-06 - Extended Market Index Portfolio - Initial Class	Apr. 30, 2022
Bar Chart Table:
Annual Return 2019	25.88%
Annual Return 2020	16.46%
Annual Return 2021	21.24%